Condensed Consolidated Interim Statements of Financial Position - USD ($)	Sep. 30, 2026	Dec. 31, 2025
Current
Cash and cash equivalents	$ 47,849,067	$ 91,234,090
Client cash deposits	1,501,724	5,615,054
Prepaid expenses and other assets	7,440,854	9,596,921
Derivative assets	274,096
Public investments, at FVTPL	106,857	272,520
Other investments, at FVTPL	21,978,866
Digital assets	286,358,526	356,450,053
Digital assets loaned	257,844,684	87,326,227
Digital assets staked	36,778,763	38,986,741
Equity investments in digital assets funds, at FVTPL	75,157,940	75,411,946
Total current assets	735,291,377	664,893,552
Private investments, FVTPL	25,541,805	29,372,628
Investment in associate	2,283,056	2,423,934
Investment in Smart Crypto Fund SP, at FVTPL	10,000,373
Digital assets	35,535	62,367
Digital assets loaned	6,727,231	32,761,543
Equity investments in digital assets funds, at FVTPL	20,727,136	56,570,104
Right-of-use asset		2,999,253
Intangible assets		400,208
Goodwill	35,080,194	35,080,194
Total assets	835,686,707	824,563,783
Current liabilities
Accounts payable and accrued liabilities	7,421,057	9,270,110
Loans payable	809,336	2,611,009
Trading liabilities	14,710,186	24,122,640
ETP holders payable	643,670,432	622,304,667
Warrant liability	3,325,342	13,599,316
Lease liability - current portion		553,973
Total current liabilities	669,936,353	672,461,715
Lease liability		2,548,215
Total non-current liabilities		2,548,215
Total liabilities	669,936,353	675,009,930
Share capital	226,914,705	222,974,359
Preferred shares	3,190,601	3,190,601
Share-based payments reserves	22,043,339	24,972,066
Accumulated other comprehensive income	(1,479,853)	(1,481,289)
Deficit	(84,918,438)	(100,101,884)
Total shareholders’ equity	165,750,354	149,553,853
Total liabilities and shareholders’ equity	$ 835,686,707	$ 824,563,783